General - Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income	$ 1,757	$ 1,216	$ 1,055
Total comprehensive income	$ 632	439	1,423
Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income		1,216	1,055
Total comprehensive income		439	1,423
As Previously Reported | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income		1,236	1,078
Total comprehensive income		459	1,446
Adjustment | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income		(20)	(23)
Total comprehensive income		$ (20)	$ (23)